SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

DWS Gold & Precious Metals Fund

The following information replaces the existing disclosure contained under the ”Portfolio Manager(s)” sub-heading of the ”MANAGEMENT” section of the fund’s summary prospectus.

Terence P. Brennan, Director. Lead Portfolio Manager of the fund. Joined the fund in 2011.

Michael J. Bernadiner, Director. Portfolio Manager of the fund. Joined the fund in 2013.

Please Retain This Supplement for Future Reference

October 25, 2013
PROSTKR-311